SUBSEQUENT EVENTS - Additional Information (Details)															3 Months Ended		12 Months Ended
	Mar. 19, 2026 EUR (€)	Mar. 12, 2026 USD ($)	Mar. 12, 2026 EUR (€)	Feb. 26, 2026 USD ($)	Feb. 17, 2026 USD ($) $ / shares shares	Feb. 13, 2026 $ / shares shares	Feb. 12, 2026 USD ($) $ / shares shares	Feb. 09, 2026 shares	Feb. 06, 2026 USD ($) $ / shares shares	Jan. 15, 2026 USD ($) $ / shares	Jan. 13, 2026 USD ($) $ / shares shares	Nov. 30, 2025 USD ($) $ / shares shares	Oct. 31, 2025 USD ($)	Sep. 16, 2025 USD ($)	Mar. 31, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	May 12, 2026 USD ($)	Jan. 31, 2026	Jan. 13, 2026 EUR (€)	Nov. 30, 2025 EUR (€)	Jul. 22, 2025 shares	Apr. 29, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2023 USD ($)	[1]
Subsequent Event [Line Items]
Common Stock, Shares, Issued | shares															154,588,426	92,816,561	4,062,974
Proceeds from the issuance of warrants																	$ 2,180,522
Common stock, shares outstanding | shares															154,588,426	92,816,561	4,062,974
Common stock, shares authorized | shares															900,000,000	900,000,000	900,000,000					900,000,000
Preferred stock, shares authorized | shares															50,000,000	50,000,000						50,000,000
Nominal value															$ 749,905
Stockholders' equity															$ 2,172,572	$ (15,182,173)	$ (37,836,506)							$ (38,977,924)	$ (32,545,921)
Lyocon Acquisition [Member]
Subsequent Event [Line Items]
Business acquisition date of acquisition agreement										Jan. 15, 2026
Paid in consideration to the sellers										$ 750,000
Payments to acquire ownership interest in cash										750,000
Aggregate purchase price										2,310,558
Debt instrument face amount										1,000,000
Promissory notes, principal amount										$ 1,250,000
Potential earn out payment period										5 years
Funding written notice period										30 days
Percentage of earn-out entitled										30.00%
Equity Awards Equal to 0.07% of Market Cap [Member] | Lyocon Acquisition [Member]
Subsequent Event [Line Items]
Share price | $ / shares										$ 3.49
Number of consecutive trading days										20 days
Percentage of entitlement of equity awards to market cap										0.07%
Equity Awards Equal to 0.10% of Market Cap [Member] | Lyocon Acquisition [Member]
Subsequent Event [Line Items]
Share price | $ / shares										$ 4.99
Number of consecutive trading days										20 days
Percentage of entitlement of equity awards to market cap										0.10%
Equity Awards Equal to 0.15% of Market Cap [Member] | Lyocon Acquisition [Member]
Subsequent Event [Line Items]
Share price | $ / shares										$ 9.98
Number of consecutive trading days										20 days
Percentage of entitlement of equity awards to market cap										0.15%
Debt [Member] | Lyocon Acquisition [Member]
Subsequent Event [Line Items]
Debt instrument face amount										$ 500,000
Short-Term Debt [Member] | Lyocon Acquisition [Member]
Subsequent Event [Line Items]
Debt instrument face amount										250,000
Long-Term Debt [Member] | Lyocon Acquisition [Member]
Subsequent Event [Line Items]
Debt instrument face amount										250,000
Cash Earnout [Member] | Lyocon Acquisition [Member]
Subsequent Event [Line Items]
Contingent liabilities										$ 1,000,000
NewCo [Member]
Subsequent Event [Line Items]
Percentage of capital owned				60.00%
Maddox Joint Venture [Member]
Subsequent Event [Line Items]
Development funds				$ 4,000,000
Percentage of development funds				10.00%
Percentage of capital owned				40.00%
Joint venture term				1 year
Joint venture, exclusive rights period				5 years
Notice of non-renewal				90 days
Orbit [Member]
Subsequent Event [Line Items]
Purchase of ownership interest										22.00%			10.70%		10.70%				22.00%
Paid in consideration to the sellers										$ 2,000,000						$ 1,500,000
Aggregate purchase price										$ 16,592,107
Non-cash consideration													$ 900,000
Tekne [Member]
Subsequent Event [Line Items]
Purchase of ownership interest																			2.90%
Tekne [Member] | March 2026 Tekne Letter [Member]
Subsequent Event [Line Items]
Purchase of ownership interest	70.00%
Payments to acquire ownership interest in cash | €	€ 6,000,000
Lyocon [Member] | Lyocon Acquisition [Member]
Subsequent Event [Line Items]
Purchase of ownership interest										50.00%
January 2026 Tekne Agreements [Member] | Tekne Transaction [Member]
Subsequent Event [Line Items]
Business acquisition date of acquisition agreement												Nov. 30, 2025
Equity interest											2.90%	2.90%								2.90%	2.90%
Provision for convertible receivable | €																				€ 13,000,000	€ 13,000,000
Network Contract [Member] | Tekne Transaction [Member]
Subsequent Event [Line Items]
Network contract initial term period												Dec. 31, 2030
Consultancy Services Exchange Actual Amount												8.00%
Interest Acquisition [Member] | Tekne Transaction [Member]
Subsequent Event [Line Items]
Debt instrument, maturity date												Jan. 31, 2027
Debt Instrument, Convertible, Conversion Price | $ / shares											$ 1.25	$ 1.25
Equity interest												0.00%									0.00%
Subordinated convertible note principal amount											$ 1,740,000	$ 1,740,000
Subordinated Convertible Note Converted Shares | shares											1,394,790	1,394,790
Interest Acquisition [Member] | Tekne [Member]
Subsequent Event [Line Items]
Purchase of ownership interest												2.90%									2.90%
Interest Acquisition [Member] | Tekne [Member] | Tekne Purchase Agreement [member]
Subsequent Event [Line Items]
Purchase of ownership interest											2.90%	2.90%								2.90%	2.90%
GP Authorization [Member] | March 2026 Tekne Letter [Member]
Subsequent Event [Line Items]
Capital increase amount | €	€ 13,000,000
GP Authorization [Member] | Tekne [Member] | March 2026 Tekne Letter [Member]
Subsequent Event [Line Items]
Percentage of capital increase	25.00%
Percentage of subject to obtaining interest	60.00%
Percentage of additional subject to obtaining interest	10.00%
GP Authorization [Member] | Mr. D'Arrezzo [Member] | March 2026 Tekne Letter [Member]
Subsequent Event [Line Items]
Percentage of subject to obtaining interest	2.90%
H&K Investment Agreement [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued | shares									295,000
Percentage of outstanding common shares									0.80%
Aggregate purchase price									$ 15,000,000
Placement Agency Agreement
Subsequent Event [Line Items]
Percentage of cash fees on equity offering							7.50%							7.50%
Gross proceeds from equity public offering							$ 10,000,000							$ 10,000,000
Additional percentage of cash fees on equity offering							6.00%							6.00%
Maximum amount reimbursement for reasonable accountable and out of pocket expenses							$ 60,000							$ 100,000
Bond Subscription Agreement [Member] | SYME 3 [Member]
Subsequent Event [Line Items]
Nominal value | €			€ 5,250,000
Subscription price | €			4,824,294
Subscription price paid		$ 5,668,545	4,824,294
Issuance in variable rate bonds | €			€ 30,000,000
Maturity date		2029-03	2029-03
Basis spread margin on variable rate		7.50%	7.50%
Cap rate	12.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:EurodollarMember	us-gaap:EurodollarMember
Notice for redemption on bond payment date		120 days	120 days
Tekne Convertible Receivable [Member] | Tekne Transaction [Member]
Subsequent Event [Line Items]
Debt instrument, maturity date												Jan. 13, 2027
Provision for convertible receivable | €																					€ 13,000,000
Convertible receivable annual interest rate												4.00%
Newly issued shares percentage of capital increase												25.00%
Tekne Convertible Receivable [Member] | Tekne [Member]
Subsequent Event [Line Items]
Purchase of ownership interest												27.90%									27.90%
Tekne Convertible Receivable [Member] | Tekne [Member] | March 2026 Tekne Letter [Member]
Subsequent Event [Line Items]
Convertible receivable interest rate	32.10%
Indigo Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued | shares															11,170,330
Number of warrants to purchase the shares issued (in shares) | shares									11,176,650
February 2026 Offering [Member]
Subsequent Event [Line Items]
Percentage of offering common warrant exercisable					150.00%
Proceeds from the issuance of warrants					$ 10,897,789
Minimum percentage holding of securities acquired							75.00%
Gross proceeds from equity public offering					$ 11,994,929
Shares issued | shares					11,699,226
February 2026 Offering Common Warrant Shares [Member]
Subsequent Event [Line Items]
Number of warrants to purchase the shares issued (in shares) | shares					32,792,859
Price per share | $ / shares					$ 0.5489
Percentage of sales on common stock							4.99%
February 2026 Pre-Funded Warrant Shares [Member]
Subsequent Event [Line Items]
Number of warrants to purchase the shares issued (in shares) | shares					10,162,680
Price per share | $ / shares					$ 0.5484
Percentage of sales on common stock							9.99%
February 2026 Offering Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued | shares															8,036,072
Proceeds from the issuance of warrants															$ 4,038
February 2026 Offering Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Number of warrants to purchase the shares issued (in shares) | shares					437,239		437,239
Warrants and rights outstanding term					5 years
Warrant exercise price | $ / shares					$ 0.6861										$ 0.6861
Proceeds from the issuance of warrants					$ 185,018
Share price | $ / shares															$ 0.48
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized | shares															50,000,000	50,000,000
Series A Preferred Stock [Member] | Indigo Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Preferred stock conversion shares | shares									844,938
Maximum [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares																$ 15.87
Maximum [Member] | Tekne Convertible Receivable [Member] | March 2026 Tekne Letter [Member]
Subsequent Event [Line Items]
Increase of convertible receivable amount | €	€ 16,692,000
Minimum [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares																$ 10.88
Stockholders' equity																							$ 2,000,000
Minimum [Member] | Tekne Convertible Receivable [Member] | March 2026 Tekne Letter [Member]
Subsequent Event [Line Items]
Increase of convertible receivable amount | €	€ 13,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Price per share | $ / shares						$ 4.99
Minimum trading price | $ / shares						$ 0.1
Common stock, shares outstanding | shares						122,060,332	609,081,058
Common stock, shares authorized | shares						900,000,000
Preferred stock, shares authorized | shares						50,000,000
Subsequent Event [Member] | Lyocon Acquisition [Member]
Subsequent Event [Line Items]
Business acquisition date of acquisition agreement										Jan. 15, 2026
Paid in consideration to the sellers										$ 2,000,000
Payments to acquire ownership interest in cash										750,000
Debt instrument face amount										$ 1,000,000
Debt instrument, maturity date										Jul. 15, 2026
Promissory notes, principal amount										$ 625,000
Conversion price equal to discount on lowest volume-weighted average price										30.00%
Potential earn out payment period										5 years
Funding written notice period										30 days
Percentage of earn-out entitled										30.00%
Volume-weighted average price of conversion period										60 days
Debt Instrument, Convertible, Conversion Price | $ / shares										$ 1.47
Borad of director initial term of designation										3 years
Borad of director renewal period of designation										5 years
Subsequent Event [Member] | Orbit Acquisition and Amendment [Member]
Subsequent Event [Line Items]
Business combination effective date of acquisition										Jan. 15, 2026
Business acquisition date of acquisition agreement								Feb. 09, 2026
Non-cash consideration										$ 8,750,000
Common stock issued in lieu of oligation | shares								10,020,040
Subsequent Event [Member] | Equity Awards Equal to 0.07% of Market Cap [Member] | Lyocon Acquisition [Member]
Subsequent Event [Line Items]
Share price | $ / shares										$ 3.49
Number of consecutive trading days										20 days
Percentage of entitlement of equity awards to market cap										0.07%
Subsequent Event [Member] | Equity Awards Equal to 0.10% of Market Cap [Member] | Lyocon Acquisition [Member]
Subsequent Event [Line Items]
Share price | $ / shares										$ 4.99
Number of consecutive trading days										20 days
Percentage of entitlement of equity awards to market cap										0.10%
Subsequent Event [Member] | Equity Awards Equal to 0.15% of Market Cap [Member] | Lyocon Acquisition [Member]
Subsequent Event [Line Items]
Share price | $ / shares										$ 9.98
Number of consecutive trading days										20 days
Percentage of entitlement of equity awards to market cap										0.15%
Subsequent Event [Member] | Debt [Member] | Lyocon Acquisition [Member]
Subsequent Event [Line Items]
Debt instrument face amount										$ 500,000
Subsequent Event [Member] | Short-Term Debt [Member] | Lyocon Acquisition [Member]
Subsequent Event [Line Items]
Debt instrument face amount										250,000
Subsequent Event [Member] | Long-Term Debt [Member] | Lyocon Acquisition [Member]
Subsequent Event [Line Items]
Debt instrument face amount										250,000
Subsequent Event [Member] | Cash Earnout [Member] | Lyocon Acquisition [Member]
Subsequent Event [Line Items]
Contingent liabilities										$ 1,000,000
Subsequent Event [Member] | NewCo [Member]
Subsequent Event [Line Items]
Percentage of capital owned				60.00%
Subsequent Event [Member] | Maddox Joint Venture [Member]
Subsequent Event [Line Items]
Development funds				$ 4,000,000
Percentage of development funds				10.00%
Percentage of capital owned				40.00%
Joint venture term				1 year
Joint venture, exclusive rights period				5 years
Notice of non-renewal				90 days
Subsequent Event [Member] | Orbit [Member]
Subsequent Event [Line Items]
Purchase of ownership interest										22.00%									22.00%
Subsequent Event [Member] | Tekne [Member]
Subsequent Event [Line Items]
Purchase of ownership interest																			2.90%
Subsequent Event [Member] | Tekne [Member] | March 2026 Tekne Letter [Member]
Subsequent Event [Line Items]
Purchase of ownership interest	70.00%
Payments to acquire ownership interest in cash | €	€ 6,000,000
Subsequent Event [Member] | Lyocon [Member]
Subsequent Event [Line Items]
Purchase of ownership interest										50.00%
Subsequent Event [Member] | January 2026 Tekne Agreements [Member] | Tekne Transaction [Member]
Subsequent Event [Line Items]
Business combination effective date of acquisition											Jan. 13, 2026
Equity interest											2.90%									2.90%
Subsequent Event [Member] | GP Authorization [Member] | March 2026 Tekne Letter [Member]
Subsequent Event [Line Items]
Capital increase amount | €	€ 13,000,000
Subsequent Event [Member] | GP Authorization [Member] | Tekne [Member] | March 2026 Tekne Letter [Member]
Subsequent Event [Line Items]
Percentage of capital increase	25.00%
Percentage of subject to obtaining interest	60.00%
Percentage of additional subject to obtaining interest	10.00%
Subsequent Event [Member] | GP Authorization [Member] | Mr. D'Arrezzo [Member] | March 2026 Tekne Letter [Member]
Subsequent Event [Line Items]
Percentage of subject to obtaining interest	2.90%
Subsequent Event [Member] | H&K Investment Agreement [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued | shares									295,000
Percentage of outstanding common shares									0.80%
Aggregate purchase price									$ 15,000,000
Debt Instrument, Convertible, Conversion Price | $ / shares									$ 0.756
Subordinated convertible note maturity date									Mar. 19, 2027
Subsequent Event [Member] | H&K Investment Agreement [Member] | Heckler & Koch AG Investment [Member]
Subsequent Event [Line Items]
Equity interest									0.00%
Subsequent Event [Member] | Placement Agency Agreement
Subsequent Event [Line Items]
Percentage of cash fees on equity offering							7.50%
Gross proceeds from equity public offering							$ 10,000,000
Additional percentage of cash fees on equity offering							6.00%
Maximum amount reimbursement for reasonable accountable and out of pocket expenses							$ 60,000
Subsequent Event [Member] | Bond Subscription Agreement [Member] | SYME 3 [Member]
Subsequent Event [Line Items]
Nominal value | €			€ 5,250,000
Subscription price | €			5,250,000
Subscription price paid | €			4,824,294
Issuance in variable rate bonds | €			€ 30,000,000
Maturity date		2029-03	2029-03
Basis spread margin on variable rate		7.50%	7.50%
Cap rate		12.00%	12.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:EurodollarMember	us-gaap:EurodollarMember
Notice for redemption on bond payment date		120 days	120 days
Subsequent Event [Member] | Tekne Convertible Receivable [Member] | Tekne [Member] | March 2026 Tekne Letter [Member]
Subsequent Event [Line Items]
Convertible receivable interest rate	32.10%
Subsequent Event [Member] | Indigo Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Number of warrants to purchase the shares issued (in shares) | shares									11,176,650
Warrant exercise price | $ / shares									$ 0.0005
Subsequent Event [Member] | February 2026 Offering [Member]
Subsequent Event [Line Items]
Percentage of offering common warrant exercisable					150.00%
Proceeds from the issuance of warrants					$ 11,000,000
Minimum percentage holding of securities acquired							75.00%
Shares issued | shares					11,699,227
Subsequent Event [Member] | February 2026 Offering Common Warrant Shares [Member]
Subsequent Event [Line Items]
Number of warrants to purchase the shares issued (in shares) | shares					32,792,859
Warrants and rights outstanding term					5 years
Price per share | $ / shares					$ 0.5489
Percentage of sales on common stock							4.99%
Subsequent Event [Member] | February 2026 Pre-Funded Warrant Shares [Member]
Subsequent Event [Line Items]
Number of warrants to purchase the shares issued (in shares) | shares					10,162,680
Price per share | $ / shares					$ 0.5484
Warrant exercise price | $ / shares					0.0005
Percentage of sales on common stock							9.99%
Subsequent Event [Member] | February 2026 Offering Common Warrant Shares until Six Month [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares					0.6587
Subsequent Event [Member] | February 2026 Offering Common Warrant Shares After Six Month [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares					$ 0.5489
Subsequent Event [Member] | February 2026 Offering Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Number of warrants to purchase the shares issued (in shares) | shares							437,239
Warrants and rights outstanding term							5 years
Warrant exercise price | $ / shares							$ 0.6861
Percentage of common stock and common stock warrant offering price per share							125.00%
Subsequent Event [Member] | Series A Preferred Stock [Member] | Indigo Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Preferred stock conversion shares | shares									844,938
Subsequent Event [Member] | Maximum [Member] | Tekne Convertible Receivable [Member] | March 2026 Tekne Letter [Member]
Subsequent Event [Line Items]
Increase of convertible receivable amount | €	€ 16,692,000
Subsequent Event [Member] | Maximum [Member] | February 2026 Offering Common Warrant Shares [Member]
Subsequent Event [Line Items]
Common Warrants exercisable | shares					18,218,255
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Stockholders' equity																		$ 4,000,000
Subsequent Event [Member] | Minimum [Member] | H&K Investment Agreement [Member]
Subsequent Event [Line Items]
Percentage of affiliates beneficially owning, outstanding shares of common stock									9.90%
Subsequent Event [Member] | Minimum [Member] | Tekne Convertible Receivable [Member] | March 2026 Tekne Letter [Member]
Subsequent Event [Line Items]
Increase of convertible receivable amount | €	€ 13,000,000
Subsequent Event [Member] | Minimum [Member] | Indigo Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Percentage of affiliates beneficially owning, outstanding shares of common stock									4.99%

[1]	Amounts for the periods presented have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split, as defined and further described in Note 2.